SCHEDULE OF RELATED PARTIES TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Related Party Transaction [Line Items]
Share-based compensation	[1]	$ 13,774	$ 59
Related Party [Member]
Related Party Transaction [Line Items]
Digital assets advisory fees	[2]	194
Interest expense related to Promissory note			80
Related Party [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Related Party Transaction [Line Items]
Share-based compensation	[3]	(12,890)	(42)
Related Party [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense
Related Party Transaction [Line Items]
Share-based compensation

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.
[2]	In connection with the Private Placement, the Sponsor (a related party) is entitled to advisory fees.
[3]	On July 31, 2025, the Company’s Board approved the appointment of a new Chief Executive Officer (the “New CEO”), effective July 31, 2025. The newly appointed CEO also joined the Company’s Board.